Equity (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Equity (Textual) [Abstract]
Repurchased shares	2,450	68
Repurchased shares, total price	$ 44,263	$ 751
Repurchased shares, average price	$ 18.07	$ 10.97